UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kirkwood Investment Management LP
Address: 3445 Stratford Road #3701

         Atlanta, Georgia  30326

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernard Seibert
Title:
Phone:     212 319-4100

Signature, Place, and Date of Signing:

     Bernard Seibert     NY, NY     February 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $144,966 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109     2123    35000 SH       SOLE                    35000        0        0
ARK RESTAURANTS CORP           COM              040712101     8228   250153 SH       SOLE                   250153        0        0
AUTOZONE INC                   COM              053332102    32635   282410 SH       SOLE                   282410        0        0
HAMPSHIRE GROUP LTD            COM              408859106     3754   226557 SH       SOLE                   226557        0        0
MICROSOFT CORP                 CALL             594918904     9555   320000 SH  CALL SOLE                        0        0   320000
WAL MART STORES INC            CALL             931142903    67327  1655000 SH  CALL SOLE                        0        0  1655000
WAL MART STORES INC            CALL             931142903     4618   100000 SH  CALL SOLE                        0        0   100000
WAL MART STORES INC            COM              931142103     8414   182200 SH       SOLE                   182200        0        0
WAL MART STORES INC            CALL             931142903     8312   180000 SH  CALL SOLE                        0        0   180000